Related Party Transactions and Balances (Details) - Schedule of Related Parties and their Relationships with the Company	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fuji Solar Co., Ltd. (“Fuji Solar”) [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship with the Company	Controlled by the controlling shareholder of the Company	Controlled by the controlling shareholder of the Company
VSun JV [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship with the Company	Controlled by Fuji Solar	Controlled by Fuji Solar
Vietnam Sunergy (Bac Ninh) Company Limited (“VSun Bac Ninh”) [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship with the Company	Wholly owned by VSun JV
VSun Solar USA Inc. (“VSun USA”) [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship with the Company	Wholly owned by VSun JV
VSun China Co., Ltd. (“VSun China”) [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship with the Company	Wholly owned by VSun JV	Wholly owned by VSun JV